Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc''s shareholders	¥ 16,856,842	$ 2,645,206	¥ 12,062,754	¥ 13,274,997
Net income from discontinued operations attributable to NetEase, Inc''s shareholders | ¥				7,962,519
Net income attributable to NetEase, Inc.'s shareholders	¥ 16,856,842	$ 2,645,206	¥ 12,062,754	¥ 21,237,516
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,325,864	3,325,864	3,305,448	3,220,473
Dilutive effect of restricted share units	41,614	41,614	44,311	29,499
Weighted average number of ordinary shares outstanding, diluted	3,367,478	3,367,478	3,349,759	3,249,972
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, basic | (per share)	¥ 5.07	$ 0.80	¥ 3.65	¥ 4.12
Net income per share from discontinued operations attributable to NetEase, Inc's shareholders, basic | ¥ / shares				2.47
Net income per share, basic (in CNY and dollars per share) | (per share)	5.07	0.80	3.65	6.59
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, diluted | (per share)	5.01	0.79	3.60	4.08
Net income per share from discontinued operations attributable to NetEase, Inc's shareholders, diluted | ¥ / shares				2.45
Net income per share, diluted (in CNY and dollars per share) | (per share)	¥ 5.01	$ 0.79	¥ 3.60	¥ 6.53
Anti-dilutive restricted share units excluded from the calculation of diluted net income per share	6,700	6,700	6,000	11,400